[WRL LETTERHEAD]

May 3, 2004

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:      Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

WRL Freedom Enhancer I and WRL Freedom Enhancer II

File No. 333-93169/811-5672

CIK No. 0000841056

Dear Sir or Madam:

On behalf of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) and the WRL Series Annuity Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for certain deferred variable annuity contracts offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus contained in the Form N-4 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 20, 2004 via EDGAR.

Please do not hesitate to contact me if you have any questions or concerns regarding this filing. I can be reached at (727) 299-1830.

Very truly yours,
/s/ Thomas E. Pierpan

Thomas E. Pierpan Vice President and Senior Counsel

cc: Mary Jane Wilson-Bilik, Esq.